Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of Basic Earnings (Losses) Per Share
The basic earnings per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average number of common shares issued during the period, excluding the common shares acquired by the Company and held as treasury shares.

	06/30/2025	06/30/2024
Net income (loss) for the period attributed to Controlling shareholders'	11,345,455	(3,554,806)
Weighted average number of shares in the period – in thousands	1,264,118	1,306,865
Weighted average treasury shares – in thousands	(26,611)	(22,508)
Weighted average number of outstanding shares – in thousands	1,237,507	1,284,357
Basic earnings per common share – R$	9.16799	(2.76777)

Schedule of Diluted Earnings (Losses) Per Share
The diluted earnings per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares with dilutive effects.

	06/30/2025	06/30/2024
Net income (loss) for the period attributed to Controlling shareholders'	11,345,455	(3,554,806)
Weighted average number of shares during the period (except treasury shares) – in thousands	1,237,507	1,284,357
Average number of potential shares (stock options) - in thousands	3,076
Weighted average number of shares (diluted) – in thousands	1,240,583	1,284,357
Diluted earnings per common share – R$	9.14526	(2.76777)

Due to the loss as of June 30, 2024, the Company does not consider the dilution effect in the measurement.